Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets
53.	CHANGES IN THE ARGENTINE MACROECONOMIC ENVIRONMENT AND FINANCIAL AND CAPITAL MARKETS
In the last years, the argentine financial market has observed a prolonged period of volatility in the prices of public and private financial instruments, including a significant increase of country risk, the strong devaluation of the argentine peso, the acceleration of the inflation rate (see Note 3. section “unit of measurement”) and the rising interest rates.
On December 10, 2023, the new authorities of the argentine National Government took office and issued a series of emergency measures within the framework of an economic policy proposal that, among its main objectives, pursues the elimination of the fiscal deficit on the basis of reducing primary public spending of both the Nation and the Provinces, and the resizing of the Federal Government’s structure, eliminating subsidies and transfers.
As soon as the new administration took office, it adopted measures aimed at normalizing the exchange and financial markets. On the one hand, the devaluation of the peso in the official exchange market -used mainly for foreign trade- close to 55%, together with a complete reconsideration of monetary and fiscal policies, has allowed to begin to reverse the gap between the values of currencies in the official and free exchange markets (stock market operations) from its maximum of 200%

during the last quarter of 2023. On April 11, 2025, the argentine National Government announced a series of measures aimed at easing regulations related to access to the foreign exchange market. Among other modifications, these measures include the establishment of floating bands (between Ps. 1,000 and Ps. 1,400, range to be updated at a rate of 1% per month) within which the dollar exchange rate in the foreign exchange market may fluctuate, and the elimination of foreign exchange restrictions applicable to individuals, including the limit of access to the foreign exchange market for up to USD 200 per month. As of the date of issuance of these consolidated Financial Statements, the mentioned gap between the values of currencies in the official and free exchange markets arises to 1%.
On the other hand, the National Government and the BCRA reformulated monetary and financial policies to drastically reduce the known as quasi-fiscal deficit. The debt exchange of the BCRA with the banks, including puts on government securities held by financial institutions, and their transfer to the National Treasury, together with the fiscal cash surplus obtained by the Nation and the renewal of the debt services denominated in pesos, allowed to significantly absorb the excess of money in the economy and, in this way, reduce both inflation (8% during the fourth quarter of 2024) and nominal interest rates.
In relation to national public debt, various voluntary exchanges at local level and the agreements reached regarding commitments with the Paris Club and the International Monetary Fund (IMF), allowed the country to avoid arrears and the BCRA to advance in the normalization of foreign commercial debt and, more recently, to accumulate international reserves from the external trade surplus and the Assets Regularization Regime contemplated in Law 27743. On April 8, 2025, the IMF announced that it had reached a staff-level agreement with the Argentine authorities for a new Extended Fund Facility (EFF) arrangement for a total amount of approximately USD 20 billion. On April 11, 2025, the IMF Executive Board approved the program, also approving an immediate initial disbursement of USD 12 billion and an additional disbursement of USD 2 billion scheduled for June 2025. Additionally, on April 11, 2025, the World Bank and the Inter-American Development Bank approved the granting of financial assistance to Argentina under respective multi-year programs amounting to USD 12 billion (of which USD 1.5 billion will be deposited immediately) and USD 10 billion, respectively.
On a broader level, the National Government’s program includes reforms to both the economic framework and other areas of government work. On December 20, 2023, through Decree of Necessity and Urgency No. 70/2023, a significant number of reforms were established in a large number of areas, some of which were challenged in the Justice by the affected sectors, presenting protections and unconstitutionality requests to stop their application. Subsequently, part of what was challenged was incorporated into other initiatives that were approved by Congress and promulgated by the National Executive Branch. On July 8, 2024, Law No. 27742 was published in the Official Gazette and promulgated by the National Executive Branch through Decree No. 592/2024 and includes among its points delegation of powers to the National Executive Branch, tax, labor and social security reforms, among others. As of the date of issuance of these consolidated Financial Statements, the aforementioned law is in process of being regulated.
Although the argentine macroeconomic and financial environment has evolved favorably in the last months, a certain slowness and heterogeneity in the recovery of the activity level in the country and a relatively uncertain international context, require permanent monitoring of the situation by the Bank’s Management in order to identify those issues that may impact its patrimonial and financial position, which may be appropriate to reflect in the Financial Statements of future periods.